Related party transactions - Key management personnel compensation (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Related party transactions
Salaries and other short term employee benefits (including bonuses)	£ 1,731	£ 1,455
Payments to defined contribution pension schemes	19	4
Share-based payment expense	4,992	2,563
Key management compensation	£ 6,742	£ 4,022